SUMMARY OF WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Number of Warrants, Beginning balance	500,620
Weighted Average Exercise Price, Beginning balance	$ 4.00
Number of Warrants, Issued		500,620
Weighted Average Exercise Price, Issued		$ 4.0
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Forfeited or Expired
Weighted Average Exercise Price, Forfeited or expired
Number of Warrants, Ending balance	500,620	500,620
Weighted Average Exercise Price, Ending balance	$ 4.00	$ 4.00
Weighted Average Remaining Life (in Years)	1 year 6 months	1 year 8 months 12 days